May 1, 2007

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:    Document Control - EDGAR

RE:      POST-EFFECTIVE AMENDMENT NO. 2 ON FORM N-4
         RIVERSOURCE VARIABLE ANNUITY ACCOUNT
         FILE NOS. 333-139759 AND 811-07195
                  RiverSource(R) FlexChoice Select Variable Annuity RiverSource(R) AccessChoice Select Variable Annuity RiverSource(R) FlexChoice Variable Annuity
                  Evergreen Pathways Select Variable Annuity
                  Evergreen Pathways Variable Annuity
                  Evergreen Privilege(SM) Variable Annuity
                  Wells Fargo Advantage Choice Select Variable Annuity Wells Fargo Advantage Choice Variable Annuity

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions regarding this filing, please contact me at (612) 671-2237 or Kristin Vann at (612) 671-4179.

Sincerely,




/s/      Rodney J. Vessels
-----------------------------
         Rodney J. Vessels
         Assistant General Counsel